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               [Letterhead of Vedder, Price, Kaufman & Kammholz]



JAMES A. ARPAIA
312-609-7618
jarpaia@vedderprice.com

                                                   May 2, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Oberweis Funds
         File Nos. 33-09093 and 811-04854
        ---------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated May 1, 2001 and Statement of Additional Information dated May 1, 2001 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent post-effective amendment to the registration statement and (2) the text of the most recent post-effective amendment to the registration statement has been filed electronically.


                                                   Very truly yours,

                                                   /s/ James A. Arpaia
                                                   ---------------------
                                                       James A. Arpaia


JAA/sfs
cc: Patrick Joyce